Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Schedule of key management personnel remuneration	Key management personnel remuneration consisted of the following:

($000s)	2018	2017
Salaries, incentives and short-term benefits	$2,352	$2,015
Share-based compensation	2,210	692
	$4,562	$2,707